Cover	Apr. 28, 2022
Document Information Line Items
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 28, 2022
Entity File Number	001-36228
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4054283
Entity Address Address Line 1	123 Justison Street
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	283-8000
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document Information Line Items
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ